Cover Page - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	Stevanato Group S.p.A.
Entity Central Index Key	0001849853
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	295,540,036
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary shares without par value
Trading Symbol	STVN
Security Exchange Name	NYSE
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	L6
Entity File Number	001-40618
Entity Address, Address Line One	Via Molinella 17
Entity Address, Postal Zip Code	35017
Entity Address, City or Town	Piombino Dese – Padua
Entity Address, Country	IT
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Auditor Firm ID	30	1521
Auditor Name	PricewaterhouseCoopers SpA	EY S.p.A
Auditor Location	Treviso, Italy	Treviso, Italy
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Via Molinella 17
Entity Address, Postal Zip Code	35017
Entity Address, City or Town	Piombino Dese - Padua
Entity Address, Country	IT
Contact Personnel Name	Franco Moro
City Area Code	+39
Local Phone Number	049 931811